Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
In addition to the commitments disclosed elsewhere in the financial statements, the Company has incurred the following contractual commitments, either directly or through its interests in joint operations and joint ventures.
Approximate future payments under these agreements are as follows:

	2024	2025	2026	2027	2028	2029 and thereafter	Total
Natural gas, transportation and other contracts	55	49	50	48	57	436	695
Transmission	9	9	6	4	5	93	126
Coal supply agreements	86	71	—	—	—	—	157
Long-term service agreements	60	57	42	44	37	184	424
Operating leases	3	3	2	2	2	25	37
Growth	47	—	—	—	—	—	47
Total	260	189	100	98	101	738	1,486